Contract assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Contract assets [abstract]
Contract assets, beginning	R$ 8,550,102		R$ 7,969,164	R$ 7,617,714
Additions	5,240,528	[1]	4,759,789	3,984,158
Transfers	2,702		2,412	55,706
Transfers of works to intangible assets	(5,179,364)	[2]	(4,181,263)	(3,688,414)
Contract assets, ending	R$ 8,613,968	[3]	R$ 8,550,102	R$ 7,969,164

[1]	The largest additions of the period are located in the municipalities of São Paulo, São Bernardo do Campo and Praia Grande, in the amounts of R$ 2,267 million, R$ 181 million and R$ 134 million, respectively.
[2]	The largest transfers of the period are located in the municipalities of São Paulo, Praia Grande and São Bernardo do Campo, in the amounts of R$ 2,640 million, R$ 619 million and R$ 324 million, respectively.
[3]	The largest works are located in the municipalities of São Paulo, Franca and São Bernardo do Campo, in the amounts of R$ 2,830 million, R$ 324 million and R$ 262 million, respectively.